Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2014	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000005044
Account Value [Line Items]
Line Graph and Table Measure Name	CCM Community Impact Bond Fund, CRA Shares
C000048038
Account Value [Line Items]
Line Graph and Table Measure Name	CCM Community Impact Bond Fund, Institutional Shares
C000048039
Account Value [Line Items]
Line Graph and Table Measure Name	CCM Community Impact Bond Fund, Retail Shares
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 500,000	$ 566,453	$ 559,153	$ 571,397	$ 622,586	$ 625,117	$ 571,324	$ 536,956	$ 538,976	$ 530,599	$ 515,171
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 100,000	113,291	111,831	114,279	124,517	125,023	114,265	107,391	107,795	106,120	103,034
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 500,000	565,972	554,899	562,050	602,320	599,823	559,643	529,494	532,427	525,453	513,047
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 100,000	113,194	110,980	112,410	120,464	119,965	111,929	105,899	106,485	105,091	102,609
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	$ 11,319	$ 11,098	$ 11,241	$ 12,046	$ 11,996	$ 11,193	$ 10,590	$ 10,649	$ 10,509	$ 10,261